REVENUES - Narrative (Details) Rp in Billions	Dec. 31, 2018 IDR (Rp)
Less than one year
Revenues
Unsatisfied performance obligations	Rp 2,219
More than one year
Revenues
Unsatisfied performance obligations	Rp 2,300